Schedule II - Condensed Financial Information of Registrant (Condensed Statements of Financial Position) (Details) - USD ($) $ / shares in Units, $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)	[1]	$ 47,624,171	$ 34,986,160
Fixed maturities, trading, at fair value (amortized cost: 2025 – $5,203,043; 2024 – $4,391,322)		4,892,507	3,845,045
Equity securities, at fair value (cost: 2025 – $2,633,413; 2024 – $2,650,189)		2,869,631	2,623,820
Policy loans		1,666,965	1,541,480
Short-term investments (net of allowance for credit losses: 2025 – $0; 2024 – $49)		320,794	517,386
Commercial mortgage and other loans (net of $48,775 and $36,002 allowance for credit losses at December 31, 2025 and 2024, respectively)		10,082,667	7,759,323
Other invested assets (includes $77,641 and $12,999 of assets measured at fair value at December 31, 2025 and 2024, respectively)(1)	[1]	2,297,535	1,582,094
Total investments		69,754,270	52,855,308
Cash and cash equivalents	[1]	2,876,388	3,325,698
Deferred policy acquisition costs		8,655,183	7,807,060	$ 7,144,736	$ 6,956,197
Accrued investment income	[1]	618,033	466,394
Reinsurance recoverables and deposit receivables (net of $145 and $10 allowance for credit losses; includes $373,491 and $379,582 of embedded derivatives at fair value at December 31, 2025 and 2024, respectively)		54,370,370	48,247,817
Receivables from parent and affiliates		963,452	678,028
Deferred sales inducements		297,413	322,351
Income taxes assets	[1]	1,741,122	2,120,654
Market risk benefit assets		2,655,866	2,637,363	2,367,243
Other assets	[1]	1,852,055	1,850,800
Separate account assets		118,609,218	118,143,256
TOTAL ASSETS		262,393,370	238,454,729
Liabilities:
Policyholders’ account balances		86,592,965	69,628,318	52,986,700
Future policy benefits		28,230,098	25,113,767	23,205,205
Market risk benefit liabilities		4,482,417	4,281,244	5,156,858
Cash collateral for loaned securities		22,622	121,372
Reinsurance and funds withheld payables (includes $265 and $0 of embedded derivatives at fair value at December 31, 2025 and 2024, respectively)		11,377,505	8,611,141
Payables to parent and affiliates	[1]	2,497,217	3,653,848
Other liabilities	[1]	2,537,050	4,199,803
Separate account liabilities		118,609,218	118,143,256	119,188,485	114,051,246
Total liabilities		254,349,092	233,752,749
Equity
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and 250,000 outstanding)		2,500	2,500
Additional paid-in capital		5,806,878	4,923,299
Retained Earnings (accumulated deficit)		2,104,835	272,519
Accumulated other comprehensive income (loss)		8,855	(601,877)
Total equity		8,044,278	4,701,980
TOTAL LIABILITIES AND EQUITY		262,393,370	238,454,729
Fixed Maturities, Available-for-sale, allowance for credit losses		14,282	40,414	2,008
Fixed maturities, available-for-sale, amortized cost		48,230,218	36,980,933
Fixed maturities, trading, amortized cost		5,241,598	4,415,277
Equity securities, at cost		2,826,642	2,650,542
Commercial mortgage and other loans, allowance for credit losses		51,190	37,715	$ 37,689	$ 20,263
Other invested assets, at fair value		133,830	68,623
Reinsurance Recoverable, Allowance for Credit Loss		145	10
Reinsurance recoverable and deposit receivables, embedded derivatives at fair value		804,855	645,193
Reinsurance and funds withheld payables, embedded derivatives at fair value		$ 265	$ 0
Common stock, par value (in dollars per share)		$ 10	$ 10
Common stock, shares authorized		1,000,000	1,000,000
Common stock, shares issued		250,000	250,000
Common stock, shares outstanding		250,000	250,000
ASU 2016-13
Equity
Short-term investments, allowance for credit losses		$ 0	$ 49
PRUCO Life Insurance Company
Assets:
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		43,866,735	31,964,802
Fixed maturities, trading, at fair value (amortized cost: 2025 – $5,203,043; 2024 – $4,391,322)		4,853,273	3,823,792
Equity securities, at fair value (cost: 2025 – $2,633,413; 2024 – $2,650,189)		2,676,833	2,623,758
Policy loans		527,440	422,891
Short-term investments (net of allowance for credit losses: 2025 – $0; 2024 – $49)		320,794	505,991
Commercial mortgage and other loans (net of $48,775 and $36,002 allowance for credit losses at December 31, 2025 and 2024, respectively)		9,497,730	7,281,995
Other invested assets (includes $77,641 and $12,999 of assets measured at fair value at December 31, 2025 and 2024, respectively)(1)		2,129,812	1,363,038
Total investments		63,872,617	47,986,267
Cash and cash equivalents		2,586,041	3,144,542
Deferred policy acquisition costs		8,179,344	7,389,743
Accrued investment income		548,524	405,115
Reinsurance recoverables and deposit receivables (net of $145 and $10 allowance for credit losses; includes $373,491 and $379,582 of embedded derivatives at fair value at December 31, 2025 and 2024, respectively)		49,739,181	44,233,228
Investment in subsidiaries		1,618,782	1,472,500
Receivables from parent and affiliates		854,168	567,631
Deferred sales inducements		297,413	322,351
Income taxes assets		1,627,258	2,013,349
Market risk benefit assets		2,160,239	2,144,919
Other assets		1,823,202	1,833,801
Separate account assets		103,737,191	103,635,702
TOTAL ASSETS		237,043,960	215,149,148
Liabilities:
Policyholders’ account balances		81,224,030	65,114,184
Future policy benefits		26,224,147	23,096,707
Market risk benefit liabilities		3,986,790	3,788,800
Cash collateral for loaned securities		22,622	121,372
Reinsurance and funds withheld payables (includes $265 and $0 of embedded derivatives at fair value at December 31, 2025 and 2024, respectively)		9,203,855	7,192,595
Payables to parent and affiliates		2,418,541	3,653,229
Other liabilities		2,303,716	3,950,118
Separate account liabilities		103,737,191	103,635,702
Total liabilities		229,120,892	210,552,707
Equity
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and 250,000 outstanding)		2,500	2,500
Additional paid-in capital		5,806,878	4,923,299
Retained Earnings (accumulated deficit)		2,104,835	272,519
Accumulated other comprehensive income (loss)		8,855	(601,877)
Total equity		7,923,068	4,596,441
TOTAL LIABILITIES AND EQUITY		237,043,960	215,149,148
Fixed Maturities, Available-for-sale, allowance for credit losses		12,121	40,414
Fixed maturities, available-for-sale, amortized cost		44,270,098	33,648,311
Fixed maturities, trading, amortized cost		5,203,043	4,391,322
Equity securities, at cost		2,633,413	2,650,189
Commercial mortgage and other loans, allowance for credit losses		48,775	36,002
Other invested assets, at fair value		77,641	12,999
Reinsurance Recoverable, Allowance for Credit Loss		145	10
Reinsurance recoverable and deposit receivables, embedded derivatives at fair value		373,491	379,582
Reinsurance and funds withheld payables, embedded derivatives at fair value		$ 265	$ 0
Common stock, par value (in dollars per share)		$ 10	$ 10
Common stock, shares authorized		1,000,000	1,000,000
Common stock, shares issued		250,000	250,000
Common stock, shares outstanding		250,000	250,000

[1]	See Note 4 for details of balances associated with variable interest entities.